Group structure (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Summary of direct and indirect interests of company in its subsidiaries

			% of Group’s interest (i)
Entity name	Country of incorporation	Principal activities	2025	2024	2023

Directly controlled
XPAC Sponsor LLC	Cayman	Special Purpose Acquisition (SPAC) Sponsor	100.00%	100.00%	100.00%
XProject LTD	Cayman	Holding	100.00%	100.00%	100.00%
XP Holding International LLC	USA	International financial holding	100.00%	100.00%	100.00%
XP Advisory US	USA	Investment advisor	100.00%	100.00%	100.00%
XP Holding UK Ltd	UK	International financial holding	100.00%	100.00%	100.00%
XP Finance Holding S.A. (vi)	Brazil	Financial holding	100.00%	100.00%	100.00%
Indirectly controlled
XP Investimentos S.A.	Brazil	Holding	100.00%	100.00%	100.00%
XP Investimentos Corretora de Câmbio, Títulos e Valores Mobiliários S.A.	Brazil	Broker-dealer	100.00%	100.00%	100.00%
XP Vida e Previdência S.A. (ii)	Brazil	Retirement plans and insurance	100.00%	100.00%	100.00%
Banco XP S.A.	Brazil	Multipurpose bank	100.00%	100.00%	100.00%
XPE Infomoney Educação Assessoria Empresarial e Participações Ltda.	Brazil	Digital content services	100.00%	100.00%	100.00%
Tecfinance Informática e Projetos de Sistemas Ltda.	Brazil	Rendering of IT services	99.70%	99.70%	99.70%
XP Corretora de Seguros Ltda.	Brazil	Insurance broker	99.99%	99.99%	99.99%
XP Gestão de Recursos Ltda.	Brazil	Asset management	95.76%	95.80%	95.50%
XP Finanças Assessoria Financeira Ltda.	Brazil	Investment consulting services	99.99%	99.99%	99.99%
Infostocks Informações e Sistemas Ltda.	Brazil	Mediation of information systems	100.00%	100.00%	100.00%
XP Advisory Gestão Recursos Ltda.	Brazil	Asset management	95.55%	99.53%	99.53%
XP Vista Asset Management Ltda.	Brazil	Asset management	99.99%	99.99%	99.99%
XP Controle 4 Participações S.A.	Brazil	Insurance holding	100.00%	100.00%	100.00%
XP Investments UK LLP	UK	Inter-dealer broker and Organized Trading Facility (OTF)	100.00%	100.00%	100.00%
XP Private Holding UK Ltd	UK	Investment Advisor	—%	100.00%	100.00%
XP Investments US, LLC	US	Broker-dealer	100.00%	100.00%	100.00%
XP PE Gestão de Recursos Ltda.	Brazil	Asset management	98.00%	97.90%	98.10%
XP Allocation Asset Management Ltda.	Brazil	Asset management	99.96%	99.97%	99.97%
XP Eventos Ltda.	Brazil	Media and events	100.00%	100.00%	100.00%
DM10 Corretora de Seguros Ltda.	Brazil	Insurance broker	—%	—%	100.00%
XP Comercializadora de Energia Ltda.	Brazil	Energy trading	100.00%	100.00%	100.00%
XP Distribuidora de Títulos e Valores Mobiliários	Brazil	Securities dealer	100.00%	100.00%	100.00%

			% of Group’s interest (i)
Entity name	Country of incorporation	Principal activities	2025	2024	2023

Instituto de Gestão e Tecnologia da Informação Ltda.	Brazil	Educational content services	100.00%	100.00%	100.00%
Xtage Intermediação S.A.	Brazil	Digital assets	100.00%	100.00%	100.00%
XP Administradora de Benefícios Ltda.	Brazil	Individual health plan intermediation	100.00%	100.00%	100.00%
XP Corretora de Seguros Riscos	Brazil	Retirement plans and insurance	100.00%	100.00%	100.00%
XP Representação Seguros Ltda.	Brazil	Insurance broker	100.00%	100.00%	100.00%
Banco Modal S.A. (iii)	Brazil	Multipurpose bank	—%	100.00%	100.00%
Modal Assessoria Financeira Ltda.	Brazil	Investment consulting services	100.00%	100.00%	100.00%
XP Serviços Financeiros DTVM Ltda. (v)	Brazil	Securities dealer	100.00%	100.00%	100.00%
Modalmais Treinamento e Desenvolvimento Ltda.	Brazil	Professional training services	—%	—%	100.00%
XP Holding Participações	Brazil	Insurance broker	—%	100.00%	100.00%
Eleven Serviços de Consultoria e Análise S.A. (iii)	Brazil	Investment consulting services	—%	100.00%	100.00%
Banking and Trading Desenvolvimento de Sistemas Ltda. (“Carteira Global”)	Brazil	Softwares development services	—%	—%	100.00%
Refinaria de Dados – Análise de Dados Ltda.	Brazil	Digital content services	—%	—%	100.00%
Hum Bilhão Educação Financeira Ltda.	Brazil	Digital content services	—%	—%	100.00%
Vaivoa Educação Financeira Ltda.	Brazil	Digital content services	—%	—%	100.00%
Modal As a Service S.A.	Brazil	Financial services	—%	—%	100.00%
Galapos Consultoria e Participações Ltda.	Brazil	Consulting services	100.00%	100.00%	100.00%
W2D Tecnologia e Soluções Ltda.	Brazil	Rendering of IT services	—%	—%	100.00%
XP Controle 5 Participações Ltda.	Brazil	Holding	100.00%	100.00%	100.00%
XP Sports Asset Management Ltda.	Brazil	Asset management	100.00%	100.00%	100.00%
Consolidated investments funds
Aetos Energia Fundo de Investimento em Direitos Creditórios	Brazil	Investment fund	100.00%	100.00%	100.00%
Araca Fim Cred Priv (iii)	Brazil	Investment fund	—%	100.00%	—%
Aurea Extrema Logística Fundo de Investimento Imobiliário	Brazil	Investment fund	67.35%	100.00%	—%
Correspondente Banqueiro Consignados INSS Fundo de Investimento em Direitos Creditórios – Resp Ltda	Brazil	Investment fund	100.00%	100.00%	—%
Cactos Fundo de Investimento em Participações Multiestratégia Responsabilidade Limitada	Brazil	Investment fund	100.00%	100.00%	—%
Consignado Público XP Fundo de Investimento em Direitos Creditórios	Brazil	Investment fund	100.00%	100.00%	100.00%
Credit Restructuring Fundo de Investimento em Direitos Creditórios	Brazil	Investment fund	100.00%	100.00%	—%
Credit Restructuring II Fundo de Investimento em Direitos Creditórios Responsabilidade Limitada	Brazil	Investment fund	100.00%	100.00%	—%
Falx Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Fundo de Investimento em Cotas Multimercado Solar	Brazil	Investment fund	95.65%	100.00%	—%
Fundo de Investimento em Participações Novo Hotel Botafogo Empresas Emergentes	Brazil	Investment fund	100.00%	100.00%	—%
Gladius Fundo de Investimento Multimercado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Scorpio Debentures Incentivadas Fundo de Investimento Multimercado Crédito Privado	Brazil	Investment fund	100.00%	100.00%	100.00%
SMF Fundo de Investimento Multimercado Crédito Privado	Brazil	Investment fund	100.00%	100.00%	100.00%
Javelin Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Frade Fundo de Investimento em Cotas de Fundos de Investimento em Direitos Creditórios NP	Brazil	Investment fund	100.00%	100.00%	100.00%
Frade III Fundo de Investimento em Cotas de Fundo de Investimento Multimercado Crédito Privado	Brazil	Investment fund	100.00%	100.00%	100.00%
Coliseu Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Makhaira Fundo de Investimento Multimercado Crédito Privado Longo Prazo (iii)	Brazil	Investment fund	—%	100.00%	—%

			% of Group’s interest (i)
Entity name	Country of incorporation	Principal activities	2025	2024	2023

NIMROD Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
XP High Yield Fund SP	Cayman	Investment fund	—%	—%	100.00%
XP International Fund SPC - XP Multistrategy Fund SP	Cayman	Investment fund	100.00%	100.00%	100.00%
XP Plêiades Fundo de Investimento em Participações Multiestratégia (iv)	Brazil	Investment fund	100.00%	100.00%	100.00%
XP Alesia Fund SP CL Shares - Brazil Internacional Fund SPC.	Cayman	Investment fund	100.00%	100.00%	100.00%
Newave Fundo de Investimento em Participações Multiestratégia	Brazil	Investment fund	—%	—%	—%
Endor Fundo de Investimento em Participações Multiestratégia Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
XP Phalanx CT Fund (iii)	Cayman	Investment fund	—%	100.00%	100.00%
MM Macadâmia FIM CP IE	Brazil	Investment fund	100.00%	100.00%	100.00%
MM Hedge Icon	Nassau	Investment fund	100.00%	99.37%	99.37%
Fundo de Investimento Imobiliário Desenvolvimento 1 Modalmais	Brazil	Investment fund	98.71%	100.00%	100.00%
Fundo de Investimento em Participações Chardonnay Capital Semente	Brazil	Investment fund	100.00%	100.00%	100.00%
KSM Realty - Fundo de Investimento em Participações Multiestratégia	Brazil	Investment fund	100.00%	100.00%	100.00%
Suécia I Fundo de Investimento Multimercado	Brazil	Investment fund	100.00%	100.00%	100.00%
Suécia II Fundo de Investimento Multimercado	Brazil	Investment fund	100.00%	100.00%	100.00%
Kopis Fundo de Investimento Multimercado Crédito Privado Longo Prazo (ii)	Brazil	Investment fund	100.00%	—%	—%
Home Equity Fundo de Investimento em Direitos Creditórios (ii)	Brazil	Investment fund	100.00%	—%	—%
XP Nix Fundo de Investimento em Infraestrutura (ii)	Brazil	Investment fund	100.00%	—%	—%
Energia Fundo de Investimento em Direitos Creditórios (ii)	Brazil	Investment fund	100.00%	—%	—%
Bari Capital Renda Fundo de Investimento Imobiliário (ii)	Brazil	Investment fund	100.00%	—%	—%
Aspis Fundo de Investimento Multimercado Crédito Privado (ii)	Brazil	Investment fund	100.00%	—%	—%
Fundo de Investimento em Direitos Creditórios FGTS Vision (ii)	Brazil	Investment fund	100.00%	—%	—%
Beta Fundo de Investimento em Cotas de Direitos Creditórios (ii)	Brazil	Investment fund	100.00%	—%	—%
Dao Crédito High Grade Fundo de Investimento em Renda Fixa Crédito Privado (ii)	Brazil	Investment fund	100.00%	—%	—%
Giant Zarathustra Classic FIC Multimercado (ii)	Brazil	Investment fund	100.00%	—%	—%
Giant Zarathustra IV FIC Multimercado (ii)	Brazil	Investment fund	100.00%	—%	—%

(i)The percentage of participation represents the Group’s interest in total capital and voting capital of its subsidiaries.
(ii)New subsidiaries and investment funds incorporated in the year.
(iii)Subsidiaries and investment funds closed or consolidated by other funds/companies during the year.
(iv)XP Managers Fundo de Investimento em Participações Multiestratégia changed its legal name to XP Plêiades Fundo de Investimento em Participações Multiestratégia.
(v)Modal Distribuidora de Títulos e Valores Mobiliários Ltda. changed its legal name to XP Serviços Financeiros DTVM Ltda.
(vi)XP Controle 3 Participações S.A. changed its legal name to XP Finance Holding S.A.